Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Aggregate Amount of Payments for Commitments Outstanding

The aggregate amount of payments for commitments outstanding at March 31, 2013, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2014	¥346,677
2015	34,691
2016	4,982
2017	1,434
2018	1,099
Thereafter	2,538

Total	¥391,421